SUPPLEMENTARY CASH FLOW INFORMATION (Disclosure of detailed information about supplemental cash flow information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in non-cash working capital:
Change in receivables	$ 54	$ (79)
Change in inventories	(8,531)	(5,845)
Change in prepaid expenses, and other	(1,347)	(143)
Change in accounts payable and accrued liabilities	12,661	4,078
Change in due to related parties	(303)	290
Total changes in non-cash working capital	2,534	(1,699)
Significant Non-cash Financing and Investing Transactions [Abstract]
Repayment of Sailfish Silver Loan (non-cash)	461	993
Change in current liabilities relating to mining interest expenditures	$ 99	$ 1,540